Annual Total Returns- Invesco Tax-Free Cash Reserve Portfolio (Resource) [BarChart] - Resource - Invesco Tax-Free Cash Reserve Portfolio - Resource Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.03%	0.06%	0.06%	0.03%	0.05%	0.20%	0.50%	1.06%	1.11%	0.35%